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CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND
City National Rochdale Municipal High Income Fund
INVESTMENT GOAL
The City National Rochdale Municipal High Income Fund (the "Muni High Income Fund" or the "Fund") seeks to provide a high level of current income that is not subject to federal income tax.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the Muni High Income Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND	SERVICING CLASS	CLASS N
Management Fees	0.50%	0.50%
Distribution (12b-1) Fee	none	0.25%
Shareholder Servicing Fee	0.25%	0.25%
Other Fund Expenses	0.08%	0.08%
Total Other Expenses	0.33%	0.33%
Total Annual Fund Operating Expenses	0.83%	1.08%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Muni High Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Muni High Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
SERVICING CLASS	85	265	460	1,025
CLASS N	110	343	595	1,317

PORTFOLIO TURNOVER

The Muni High Income Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Muni High Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of tax-exempt municipal bonds. Municipal bonds are obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia, Puerto Rico, the U.S. Virgin Islands, and Guam), their political subdivisions such as counties and cities, and agencies or authorities, to finance public-purpose projects. The interest on municipal bonds is excludable from gross income for federal income tax purposes, although a significant portion of such interest may be a tax preference item ("Tax Preference Item") for purposes of the federal alternative minimum tax (the "AMT").

The Fund typically invests in medium- and lower-quality bonds, which are bonds that are rated BBB+ or lower by Standard & Poor's Ratings Services ("Standard & Poor's"), are comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, are determined by City National Rochdale, LLC (the "Adviser"), the Fund's investment adviser, to be of comparable quality. The Fund's typical investments include non-investment grade debt securities (commonly called junk bonds), which are rated BB+ or lower by Standard & Poor's, comparably rated by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest an unlimited amount of its total assets in non-investment grade debt securities. Although the Adviser considers credit ratings in selecting investments for the Fund, the Adviser bases its investment decision for a particular instrument primarily on its own credit analysis and not on an NRSRO's credit rating. The Adviser will consider, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage.

The Fund may invest in higher quality municipal bonds at times when yield spreads are narrow and the Adviser believes that the higher yields do not justify the increased risk, or when, in the opinion of the Adviser, there is a lack of medium- and lower-quality bonds in which to invest.

The Adviser's view on interest rates largely determines the desired duration of the Fund's holdings and how the Adviser structures the portfolio to achieve a duration target. In current market conditions, the Fund invests substantially in municipal bonds with remaining maturities of ten to 30 years.

In selecting investments for the Fund the Adviser typically conducts a macro-economic analysis, and it may consider a number of factors including the security's current coupon; the maturity, relative value and market yield of the security; the creditworthiness of the particular issuer or of the private company involved; the sector in which the issuer operates; the structure of the security, including whether it has a call feature; and the state in which the issuer is located.

The Fund primarily invests in revenue bonds, which are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds ("PABs"), which finance privately operated facilities. Revenue bonds may also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans, as well as bonds that finance charter schools. Revenue bonds may also include tobacco bonds that are issued by state created special purpose entities as a means to securitize a state's share of annual tobacco settlement revenues. The Fund may invest significantly in PABs in general; in revenue bonds payable from revenues derived from similar projects, such as those in the health care, life care, education and special tax sectors; and in municipal bonds of issuers located in the same geographic area.

Generally, in determining whether to sell a security, the Adviser uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desirable investment for the Fund, including consideration of the security's current credit quality. The Adviser may also sell a security to reduce the Fund's holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. Neither the Muni High Income Fund nor the Adviser can guarantee that the Fund will meet its investment goal. The Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

Market Risk – The market price of a security may move up and down, sometimes rapidly and unpredictably, due to general market conditions such as overall economic trends or events, government actions, market disruptions caused by trade disputes or other factors, political factors, or adverse investor sentiment. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. The value of the Fund's investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Fund to replace a particular loan or bond with another, lower-yield security.

High Yield ("Junk") Bonds – High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security, and could result in losses for the Fund.

Municipal Obligations – U.S. state and local governments issuing municipal securities held by the Fund rely on revenues including taxes and revenues from public and private projects to pay interest and principal on municipal debt. The payment of principal and interest on these obligations may be adversely affected by a variety of factors at the state or local level, including poor statewide or local economic results, changing political sentiments, legislation, policy changes or voter-based initiatives, erosion of the tax base or revenues of the state or one or more local governments, natural disasters, or other economic or credit problems.

Taxes – Although the Fund seeks to provide income exempt from federal income taxes, the Fund may invest in municipal bonds the interest on which is a Tax Preference Item. A Fund dividend attributable to such interest will also be a Tax Preference Item. If a Fund shareholder's AMT liability increases as a result, that would reduce the Fund's after-tax return to the shareholder. In addition, if certain types of investments the Fund buys as tax-exempt are later determined not to meet the applicable requirements, a portion of the Fund's income could become subject to regular personal income taxes.

Credit – Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Fund. A default on a security held by the Fund could cause the value of your investment in the Fund to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt. Credit risk may be high for the Fund because it invests in lower rated investment quality fixed income securities. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer.

Interest Rates –The value of fixed income securities will fall if interest rates rise. Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities. The Fund's yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. Recent and potential future changes in monetary policy made by central banks and governments are likely to impact the level of interest rates.

Management – The Fund's performance depends on the Adviser's skill in making appropriate investments. As a result, the Fund's investment strategies may not work as intended or otherwise fail to produce the desired results, and the Fund may underperform the markets in which it invests or similar funds.

Liquidity – High-yield bonds and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the Fund's investments to decline. It may be more difficult for the Fund to sell its investments when they are less liquid or illiquid, and the Fund may receive less than expected. Additionally, one or more of the instruments in which the Fund invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as may be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors. The sales price the Fund may receive for an illiquid security may differ from the Fund's valuation of the illiquid security.

Credit Enhancement – The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Prepayment or Call Risk – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund also may lose any premium it paid on the security.

LIBOR Risk – Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate ("LIBOR"). In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The future publication and utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

Private Activity Bonds – Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Rating Agencies – Credit ratings are issued by rating agencies, which are private entities that provide ratings of the credit quality of debt obligations. A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the issuers of the securities they rate.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's investment goals.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Conflicts of Interest – The Adviser and its affiliates are engaged in a variety of businesses and have interests other than that of managing the Fund. The broad range of activities and interests of the Adviser and its affiliates gives rise to actual, potential and perceived conflicts of interest that could affect the Fund and its shareholders.

An investment in the Fund is not a deposit of City National Bank or Royal Bank of Canada and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Muni High Income Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Call (888) 889-0799 or visit www.citynationalrochdalefunds.com to obtain updated performance information.

This bar chart shows the performance of the Muni High Income Fund Servicing Class shares based on a calendar year.

Best Quarter 4.50% Q1 2014	Worst Quarter -6.87% Q4 2016

This table shows the average annual total returns of each class of the Muni High Income Fund for the periods ended December 31, 2019. The table also shows how the Fund's performance compares with the returns of an index comprised of investments similar to those held by the Fund.

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND	1 Year	5 Years	Since Inception	Inception Date
SERVICING CLASS	8.57%	4.18%	5.58%	Dec. 30, 2013
SERVICING CLASS | After Taxes on Distributions	8.51%	4.15%	5.55%	Dec. 30, 2013
SERVICING CLASS | After Taxes on Distributions and Sales	6.83%	4.10%	5.30%	Dec. 30, 2013
CLASS N	8.31%	3.90%	5.31%	Dec. 30, 2013
S&P Municipal Yield Index (Reflects no deduction for fees, expenses or taxes)	10.92%	5.80%	7.08%	Dec. 30, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The performance of Servicing Class shares does not reflect Class N shares' Rule 12b-1 fees and expenses. After-tax returns for Class N shares will vary from the after-tax returns shown above for Servicing Class shares. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.